Investment Strategy	Mar. 31, 2026
Victory Pioneer Fundamental Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of growth companies. The Fund invests primarily in equity securities of large companies, that is, companies similar in size to issuers included in the Russell 1000 Growth Index. The Fund considers a number of factors when determining whether an issuer is a growth company, including whether (i) the issuer is classified as a growth company by an independent third party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of growth companies; and/or (iii) the Adviser believes that the issuer has above average potential for earnings and/or revenue growth consistent with the Fund’s strategy, considering such measures as historical and/or projected growth rates relative to the applicable equity market.The Russell 1000 Growth Index (the “Index”) is a large capitalization index that measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. On June 30, 2026, securities in the Index had a market capitalization range from approximately $2.7 billion to approximately $5.15 trillion. On June 30, 2026, the Index had a median market capitalization of approximately $24.4 billion. The size of the companies in the Index changes constantly as a result of market conditions and the composition of the Index. The Fund's investments will not be confined to securities issued by companies included in the Index.For purposes of the Fund’s investment policies, equity securities include common stocks and other equity instruments, such as securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (“REITs”), and preferred stocks.The Fund primarily invests in securities of U.S. issuers. The Fund may invest in securities of issuers in any industry or market sector. The Fund may invest in fewer than 40 securities. The Fund may invest in initial public offerings of equity securities. The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers. The Fund will not invest more than 10% of its total assets in the securities of emerging markets issuers.The Fund may also invest in investment-grade and below-investment-grade debt securities (known as “junk bonds”), including below-investment-grade convertible debt securities and securities of issuers that are in default.The Fund may, but is not required to, use derivatives. The Fund may use derivatives, such as stock index futures and options, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund's return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund may also hold cash or other short-term investments.The Adviser uses a “growth” style of management and seeks to invest in securities of issuers with above average potential for earnings and revenue growth. To select growth stocks, the adviser employs quantitative analysis, fundamental research, and an evaluation of the issuer based on its financial statements and operations, utilizing a bottom-up analytic style. Among other things, the Adviser focuses on an issuer’s deployment of capital and return on capital. The Adviser relies on the knowledge, experience, and judgment of its staff. The Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies.The Adviser generally sells a portfolio security when it believes that the issuer no longer offers the potential for above-average earnings and revenue growth or when the Adviser no longer views the issuer’s deployment of capital or return on capital as favorable. The Adviser makes that determination based upon the same criteria it uses to select portfolio securities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in equity securities of large companies, that is, companies similar in size to issuers included in the Russell 1000 Growth Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund considers a number of factors when determining whether an issuer is a growth company, including whether (i) the issuer is classified as a growth company by an independent third party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of growth companies; and/or (iii) the Adviser believes that the issuer has above average potential for earnings and/or revenue growth consistent with the Fund’s strategy, considering such measures as historical and/or projected growth rates relative to the applicable equity market.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of growth companies.
Victory Pioneer Multi-Asset Ultrashort Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in floating rate instruments of U.S. and non-U.S. issuers, including: mortgage-backed and asset-backed securities; senior secured loans (“senior loans”), and second lien or other subordinated or unsecured loans; debt issued by banks and other corporate, governmental and non-governmental entities; corporate bonds; insurance-linked securities; and preferred stock. The Fund may invest in floating rate instruments of issuers in any industry or market sector. The Fund also considers as floating rate instruments, and the Fund may invest without limit in, adjustable rate securities, fixed rate securities with durations of less than or equal to one year, securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in floating rate instruments, and fixed rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed rate interest payments into floating rate interest payments. The Fund considers these investments as economic equivalents of floating rate instruments. The Fund also may invest in other derivative instruments that provide exposure to floating rate instruments or have similar economic characteristics for purposes of satisfying the 80% requirement.The Fund does not have a targeted maturity range for its portfolio. The Fund may invest in securities of any maturity. The maturity of a fixed income security is a measure of the time remaining until final payment on the security is due.Under normal circumstances, the Fund’s average portfolio duration will be less than two years. Duration seeks to measure the price sensitivity of a fixed income security to changes in interest rates. If the Fund’s average portfolio duration exceeds two years, the Fund will take action to bring it within its expected range within a reasonable period of time. Unlike maturity, duration takes into account interest payments that occur throughout the course of holding the bond. The longer a portfolio’s duration, the more sensitive it will be to changes in interest rates. For example, if the Fund has a two year duration, then all other things being equal, the Fund will decrease in value by two percent if interest rates rise one percent. The assumptions that are made about a security’s features and options when calculating duration may prove to be incorrect. Duration is calculated by the adviser, is not an exact measurement and may not reliably predict the Fund’s or a particular security’s price sensitivity to changes in yield or interest rates.The Fund may invest up to 20% of its net assets in debt securities that are rated below investment grade (debt securities rated below investment grade are commonly referred to as “junk bonds”) or are unrated but determined by the Fund’s investment adviser to be of equivalent credit quality, and those that are in default or in bankruptcy. The Fund does not have a policy of maintaining a specific average credit quality of its portfolio.The Fund may invest up to 35% of its total assets in debt securities of non-U.S. issuers, including emerging market issuers. The Fund does not currently intend to invest more than 25% of its total assets in any one non-U.S. country.The Fund may invest a substantial portion of its assets in asset-backed securities and mortgage-related securities, including credit risk transfer securities, and commercial mortgage-backed securities, collateralized mortgage obligations (“CMOs”), and other mortgage-related securities issued by private issuers.The Fund’s investments in mortgage-related securities may include instruments, the underlying assets of which allow for balloon payments (where a substantial portion of a mortgage loan balance is paid at maturity, which can shorten the average life of the mortgage-backed instrument) or negative amortization payments (where as a result of a payment cap, payments on a mortgage loan are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed instrument).In addition to its investments in floating rate instruments, the Fund also may invest in other securities, including debt of U.S. and non-U.S. governmental, corporate and other non-governmental issuers; insurance-linked securities that may include collateralized reinsurance, industry loss warranties and quota shares; convertible securities; municipal bonds; bonds not paying current income; bonds that do not make regular interest payments; zero coupon securities; securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds); money market instruments; and other short-term investments, including cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less, and bankers’ acceptances. The Fund may receive debt securities or equity securities as a result of the general restructuring of the debt of an issuer, the restructuring of a floating rate loan, or as part of a package of securities acquired with a loan.The Fund may, but is not required to, use derivatives, such as credit default swaps and bond and interest rate futures. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may invest without limit in derivative instruments. However, the Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund may hold cash or other short-term investments.The Fund’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, contingent, deferred, payment in kind, and auction rate features.The Fund may invest in equity securities as a consequence of holding debt of the same issuer, when the adviser believes they offer the potential for capital gains or for other portfolio management purposes, although equity securities may not pay dividends or contribute to achieving the Fund’s investment objective of a high level of current income.The Adviser considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the Fund’s investment objective. In assessing the appropriate duration, rating, sector and country weightings of the Fund’s portfolio, the Adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy, and the relative value of the U.S. dollar compared to other currencies. Once the adviser determines the preferable portfolio characteristics, the Adviser selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity, credit quality, and sector and issuer diversification. The Adviser also employs fundamental quantitative and qualitative research to assess an issuer’s credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment, and management capabilities. The Adviser may sell a portfolio security when it believes the security no longer will contribute to meeting the Fund’s investment objective. The Adviser makes that determination based on the same criteria it uses to select portfolio securities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest in floating rate instruments of issuers in any industry or market sector. The Fund also considers as floating rate instruments, and the Fund may invest without limit in, adjustable rate securities, fixed rate securities with durations of less than or equal to one year, securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in floating rate instruments, and fixed rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed rate interest payments into floating rate interest payments. The Fund considers these investments as economic equivalents of floating rate instruments. The Fund also may invest in other derivative instruments that provide exposure to floating rate instruments or have similar economic characteristics for purposes of satisfying the 80% requirement.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the Fund’s investment objective. In assessing the appropriate duration, rating, sector and country weightings of the Fund’s portfolio, the Adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy, and the relative value of the U.S. dollar compared to other currencies. Once the adviser determines the preferable portfolio characteristics, the Adviser selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity, credit quality, and sector and issuer diversification. The Adviser also employs fundamental quantitative and qualitative research to assess an issuer’s credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment, and management capabilities. The Adviser may sell a portfolio security when it believes the security no longer will contribute to meeting the Fund’s investment objective. The Adviser makes that determination based on the same criteria it uses to select portfolio securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in floating rate instruments of U.S. and non-U.S. issuers, including: mortgage-backed and asset-backed securities; senior secured loans (“senior loans”), and second lien or other subordinated or unsecured loans; debt issued by banks and other corporate, governmental and non-governmental entities; corporate bonds; insurance-linked securities; and preferred stock.